SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 46,300	$ 71,300
Prepaid VAT	17,785	7,821
Prepaid legal fees		43,713
Prepaid professional fees	206,797	43,712
Prepaid insurance	574,236
Prepaid other	193,875	78,460	250
Prepaid expenses and other current assets	$ 1,038,993	$ 201,293	$ 250